4. ACCOUNTS RECEIVABLE (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Accounts and Notes Receivable, Net [Abstract]
Gross accounts receivable	$ 639,744	$ 590,449
Allowance for doubtful accounts	(133,000)	(133,000)
Loan value of receivables sold with recourse (see note 5)	(229,554)	(229,706)
Accounts receivable	$ 277,190	$ 227,743